HOSPITALITY REVENUE	6 Months Ended
Jun. 30, 2021
Revenue [abstract]
HOSPITALITY REVENUE	HOSPITALITY REVENUE
The components of hospitality revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2021	2020	2021	2020
Room, food and beverage	$165	$42	$218	$318
Gaming, and other leisure activities	25	1	25	68
Other hospitality revenue	6	7	12	30
Total hospitality revenue	$196	$50	$255	$416